Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Nomura Research Institute, Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Gain on the sale of a part of the ordinary shares	¥ 73,293	¥ 73,293